STATEMENT OF COMPLIANCE AND BASIS OF PRESENTATION (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Statement Of Compliance And Basis Of Presentation [Abstract]
Allowance for doubtful accounts	$ 76,517	$ 36,381
Percentage of voting equity interests acquired in joint arrangement	50.00%